LEGAL RELATED AND NON LEGAL RELATED PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of legal-related and non legal-related provision [abstract]
Disclosure of legal related and non legal related provisions

	For legal		Non-legal		Total provisions
Balance as of January 1, 2021	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions made during the year		196,452		410,810		607,262
Provisions used during the year		(72,892)		(47,426)		(120,318)
Provisions reversed during the year		(118,865)		(146,599)		(265,464)
Effect of movements in exchange rates		503		7,649		8,152
Reclassification BAC		(9,749)		3,382		(6,367)
Discontinued operations		10,306		3,840		14,146
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions made during the year		183,294		380,005		563,299
Provisions used during the year		(44,895)		(200,406)		(245,301)
Provisions reversed during the year (1)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Reclassification BAC		(2,047)		(40,193)		(42,240)
Discontinued operations		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year (1)		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2023 and 2022 by Ps. 241,431 and Ps.149,598 respectively for claims for nullity of affiliations that were in progress.

The estimated period for the cancellation of the provisions recorded as of December 31,2023 and 2022 is a follows.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	8,283	Ps.	173,692	Ps.	181,975
After twelve months		209,406		691,902		901,308
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	9,449	Ps.	363,888	Ps.	373,337
After twelve months		219,744		634,090		853,834
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171